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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher de Roetth
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:

Christopher de Roetth (signature on file)       Boston, MA      August 14, 2009
-----------------------------------------   ----------------   -----------------
               [Signature]                    [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

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8/13/2009

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Page 1 of 4                     FORM 13 F                   Name of Reporting Manager Account Management, LLC
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                                                                                                                     Item 8:
                                                                                   Item 6:                       Voting Authority
                                                                            Investment Discretion                    (Shares)
                                                                        ----------------------------          ---------------------
                                                     Item 4:   Item 5:                (b)             Item 7:
                                 Item 2:  Item 3:     Fair    Shares or            Shared-As   (c)   Managers
            Item 1:             Title of   CUSIP     Market   Principal    (a)    Defined in Shared-    See      (a)      (b)   (c)
        Name of Issuer            Class    Number     Value     Amount    Sole     Instr. V   Other  Instr. V    Sole   Shared None
-----------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Hld B         Common
                                  Stock  084670207  8,933,327     3,085     3,085                                 3,085
Berkshire Hathaway Inc. CL "A"   Common
                                  Stock  084670108    900,000        10        10                                    10
Airvana, Inc.                    Common
                                  Stock  00950V101    848,220   134,000   134,000                               134,000
Credit Acceptance Corporation    Common
                                  Stock  225310101  7,931,026   362,976   362,976                               362,976
Encana Corporation               Common
                                  Stock  292505104    865,725    17,500    17,500                                17,500
FCStone Group Inc.               Common
                                  Stock  31308T100    118,500    30,000    30,000                                30,000
Gold Bullion Ltd.                Common
                                  Stock  Q1868U112    318,478     3,443     3,443                                 3,443
Energy Recovery Inc.             Common
                                  Stock  29270J100    877,920   124,000   124,000                               124,000
Maxim Integrated Products        Common
                                  Stock  57772K101  7,252,703   462,250   462,250                               462,250
Ritchie Bros. Auction            Common
                                  Stock  767744105  2,814,000   120,000   120,000                               120,000
Gammon Gold Inc.                 Common
                                  Stock  36467T106    727,030   109,000   109,000                               109,000
Cisco Systems, Inc               Common
                                  Stock  17275R102    289,075    15,500    15,500                                15,500
XTO Energy Inc.                  Common
                                  Stock  98385X106  1,934,652    50,725    50,725                                50,725
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   COLUMN TOTALS                                   33,810,656 1,432,489
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8/13/2009

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                                                                                                                     (SEC USE ONLY)

Page 2 of 4                     FORM 13 F                   Name of Reporting Manager Account Management, LLC
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                                                                                                                     Item 8:
                                                                                   Item 6:                       Voting Authority
                                                                            Investment Discretion                    (Shares)
                                                                        ----------------------------          ---------------------
                                                     Item 4:   Item 5:                (b)             Item 7:
                                 Item 2:  Item 3:     Fair    Shares or            Shared-As   (c)   Managers
            Item 1:             Title of   CUSIP     Market   Principal    (a)    Defined in Shared-    See      (a)      (b)   (c)
        Name of Issuer            Class    Number     Value     Amount    Sole     Instr. V   Other  Instr. V    Sole   Shared None
-----------------------------------------------------------------------------------------------------------------------------------
Barrick Gold Corporation         Common
                                  Stock  067901108  6,776,999   201,997   201,997                               201,997
Canadian Natural Resources       Common
                                  Stock  136385101    629,880    12,000    12,000                                12,000
Goldman Sachs Group Inc          Common
                                  Stock  38141G104    147,440     1,000     1,000                                 1,000
Johnson & Johnson                Common
                                  Stock  478160104  1,334,800    23,500    23,500                                23,500
Leucadia National Corp           Common
                                  Stock  527288104    864,690    41,000    41,000                                41,000
Goldcorp Inc.                    Common
                                  Stock  380956409  2,764,363    79,550    79,550                                79,550
Monsanto Co. (New)               Common
                                  Stock   6116W101  1,561,140    21,000    21,000                                21,000
Philip Morris Intl               Common
                                  Stock  718172109    798,246    18,300    18,300                                18,300
Innerworkings Inc.               Common
                                  Stock  45773Y105    655,025   137,900   137,900                               137,900
Kinross Gold CP                  Common
                                  Stock  496902404  1,217,575    67,084    67,084                                67,084
Thorium Power Limited            Common
                                  Stock  885183103    200,000 1,000,000 1,000,000                             1,000,000
Pan Amer Silver                  Common
                                  Stock  697900108    226,925    12,380    12,380                                12,380
Powersecure International, Inc.  Common
                                  Stock  73936N105  1,820,255   427,290   427,290                               427,290
SPDR Gold Trust                  Common
                                  Stock  78463V107  2,587,688    28,380    28,380                                28,380
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   COLUMN TOTALS                                   21,585,026 2,071,381
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8/13/2009

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Page 3 of 4                     FORM 13 F                   Name of Reporting Manager Account Management, LLC
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                                                                                                                     Item 8:
                                                                                   Item 6:                       Voting Authority
                                                                            Investment Discretion                    (Shares)
                                                                        ----------------------------          ---------------------
                                                     Item 4:   Item 5:                (b)             Item 7:
                                 Item 2:  Item 3:     Fair    Shares or            Shared-As   (c)   Managers
            Item 1:             Title of   CUSIP     Market   Principal    (a)    Defined in Shared-    See      (a)      (b)   (c)
        Name of Issuer            Class    Number     Value     Amount    Sole     Instr. V   Other  Instr. V    Sole   Shared None
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
Petaquilla Minerals LTD         Common
                                 Stock   716013107    287,100   495,000  495,000                                495,000
Transdigm Group Inc.            Common
                                 Stock   893641100  1,006,360    27,800   27,800                                 27,800
Penn West Energy Trust          Common
                                 Stock   707885109    673,672    52,920   52,920                                 52,920
Central Fund of Canada Ltd.     Common
                                 Stock   153501101    446,120    38,000   38,000                                 38,000
Enterprise Prods Partners LP    Common
                                 Stock   293792107  1,483,930    59,500   59,500                                 59,500
Indochina Capital               Common
                                 Stock   G47690105     44,400    12,000   12,000                                 12,000
                                Common
                                 Stock                                         0                                      0
                                Common
                                 Stock                                         0                                      0
                                Common
                                 Stock                                         0                                      0
                                Common
                                 Stock                                         0                                      0
                                Common
                                 Stock                                         0                                      0
                                Common
                                 Stock                                         0                                      0
                                Common
                                 Stock                                         0                                      0
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   COLUMN TOTALS                                   3,941,582   685,220
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8/13/2009

                                                                                                                     (SEC USE ONLY)

Page 4 of 4                     FORM 13 F                   Name of Reporting Manager Account Management, LLC
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                                                                                                                     Item 8:
                                                                                   Item 6:                       Voting Authority
                                                                            Investment Discretion                    (Shares)
                                                                        ----------------------------          ---------------------
                                                     Item 4:   Item 5:                (b)             Item 7:
                                 Item 2:  Item 3:     Fair    Shares or            Shared-As   (c)   Managers
            Item 1:             Title of   CUSIP     Market   Principal    (a)    Defined in Shared-    See      (a)      (b)   (c)
        Name of Issuer            Class    Number     Value     Amount    Sole     Instr. V   Other  Instr. V    Sole   Shared None
-----------------------------------------------------------------------------------------------------------------------------------
                                 Common
                                  Stock                                        0                                      0
                                 Common
                                  Stock                                        0                                      0
                                 Common
                                  Stock                                        0                                      0
                                 Common
                                  Stock                                        0                                      0
                                 Common
                                  Stock                                        0                                      0
                                 Common
                                  Stock                                        0                                      0
                                 Common
                                  Stock                                        0                                      0
                                 Common
                                  Stock                                        0                                      0
                                 Common
                                  Stock                                        0                                      0
                                 Common
                                  Stock                                        0                                      0
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                                                            0         0
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